SHAREHOLDERS' DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Federal Home Loan Banks [Abstract]
SHAREHOLDERS' DEFICIT
22.	SHAREHOLDERS’ EQUITY

(a)	Share capital

The Capital Increase – Claim Capitalization amounting to R$10,600,097 with the issue of 1,514,299 new book-entry, registered common shares without par value was approved at the Company’s Extraordinary Shareholders’ Meeting held on September 17, 2018. The Company’s capital is now R$32,038,471, represented by 2,340,060 shares, including 2,182,333 common shares and 157,727 registered preferred shares without par value (see Note 28).

Subscribed and paid-in capital is R$32,038,471 (R$21,438,374 at December 31, 2017), represented by the following shares, without par value:

	Number of shares (in thousands)
	09/30/2018	12/31/2017
Total capital in shares
Common shares	2,182,333	668,034
Preferred shares	157,727	157,727
Total	2,340,060	825,761
Treasury shares
Common shares	32,031	148,282
Preferred shares	1,812	1,812
Total	33,843	150,094
Outstanding shares
Common shares	2,150,302	519,752
Preferred shares	155,915	155,915
Total outstanding shares	2,306,217	675,667

(b)	Treasury shares

Delivery of treasury shares

On July 27, 2018, the Company delivered 116,251,405 common shares, previously held by PTIF, to the Qualified Bondholders, as part of the restructuring of the qualified bonds (Note 1). The fair value related to the conversion of the Senior Notes settled with the delivery of treasury shares, as well as the carrying amount of the derecognized treasury shares, correspond to R$773,072 and R$2,727,842, respectively, recognized as a contra entry to the capital reserve.

(c)	Capital reserves

Capital reserves consist mainly of the Special Reserve on Merger that is represented by the corporate reorganizations primarily due to the corporate reorganization approved on February 27, 2012. In 2015, the increase in this reserve refers to net assets recorded that are related to the merger of TmarPart.

Restructured Senior Notes convertible into equity instruments:

In light of the new terms, features, and settlement method of the Restructured Qualified Senior Notes, the classification and presentation, in the balance sheet, of this compound financial instrument, on the date of the novation was made part in financial liabilities and part in shareholders’ equity, in the group capital reserve, as shown below:

We highlight below the main features of the securities that qualify as debt instrument:

•	Common shares issued by Oi and currently held by PTIF;

•	New I Common Shares that will be due as a result of the capital increase, through the capitalization of the claims, to be issued up to 1,756,054,163 New Common Shares;

•	Subscription Warrants – issue of up to 135,081,089.

Considering that there is a compound financial instrument after the recognition of the accounting effects of the terms and conditions described above, the Company recognized, on the date of the novation of said debt, the transactions that qualify as equity instruments, namely; (i) Subscription Warrants; (ii) Delivery of treasury shares.

For measurement purposes of the amount recognized for each of the transactions qualifiable as an equity instrument, referred to above, the Company hired an independent specialized consulting firm that estimated, using discounted cash flow valuation methodology (fair value hierarchy, Level 3), R$6.65 per common share I.

In July 2018, the related new shares and treasury shares were delivered to the holders of Qualified Senior Notes, as provided for in the JRP. As a result, the records related to this equity instrument were reclassified as Company capital increase, amounting to R$10,600,097, and the treasury shares were derecognized, net of the share amount, with the corresponding write down of the capital reserve amounting to R$1,954,770.

The remaining balance of the reserve of restructured convertible Senior Notes arises from the fair value of the Subscription Warrants to be capitalized.

Movements in the capital reserve
Restructured Senior Notes convertible into equity instruments	11,613,980
Conversion of the equity instrument into capital	(10,600,097)
Delivery of treasury shares	(773,072)
Difference in the fair value of the share price transferred to the capital reserve	529,981

Balance at Sep 30, 2018	770,792

21.     SHAREHOLDERS’ DEFICIT

(a)	Share capital

Subscribed and paid-in capital is R$21,438,374 (R$21,438,374 at December 31, 2016), represented by the following no-par value shares:

	Number of shares (in thousands)
	2017	2016
Total capital in shares
Common shares	668,034	668,034
Preferred shares	157,727	157,727

Total	825,761	825,761

Treasury shares
Common shares	148,282	148,282
Preferred shares	1,812	1,812

Total	150,094	150,094

Outstanding shares
Common shares	519,752	519,752
Preferred shares	155,915	155,915

Total outstanding shares	675,667	675,667

Preferred shares are nonvoting, but are assured priority in the payment of the noncumulative minimum dividends equal to the higher of 6% per year of the amount obtained by dividing capital stock by the total number of shares of the Company or 3% per year of the amount obtained by dividing book equity by the total number of shares of the Company.

The Company is authorized to increase its capital under a Board of Directors’ resolution, in common and preferred shares, up to the share capital limit of R$34,038,701,741.49, within the legal limit of 2/3 for the issuance of new nonvoting preferred shares.

By resolution of the Shareholders’ Meeting or Board of Directors’ Meeting, the Company’s capital can be increased by capitalizing retained earnings or reserves previously set up for this purpose by the Shareholders’ Meeting. Under these conditions, the capitalization can be made without any change in the number of shares.

Capital is represented by common and preferred shares with no par value. The Company is not required to maintain the current proportion of common to preferred share on capital increases.

On February 25, 2015 the Board of Directors approved a capital increase of R$154 without the issue of new shares, through the capitalization of the investment reserve.

In October 2015, the voluntary conversion of Company preferred shares into common shares was completed (Note 1).

(b)	Treasury shares

Treasury shares at December 31, 2015 originate from the corporate events that took place in the first quarter of 2015, the second quarter of 2014, and the first half of 2012, described below:

(i)

On February 27, 2012, the Extraordinary Shareholders’ Meeting of the Company approved the Merger Protocol and Justification of Coari with and into the Company and, as a result, the cancelation of the all the treasury shares held by the Company on that date;

(ii)

On February 27, 2012, the Extraordinary Shareholders’ Meeting of the Company approved the Merger Protocol and Justification of TNL with and into the Company, and the Company’s shares then held by TNL, as a result of the merger of Coari with and into the Company, were canceled, except for 24,647,867 common shares that remained in treasury;

(iii)	Starting April 9, 2012, Oi paid the reimbursement of shares to withdrawing shareholders.

(iv)

As a result of the Company’s capital increase approved by the Board of Directors on April 30 and May 5, 2014, and due to subscription made by Pharol in PT Portugal assets, R$263,028 was reclassified to treasury shares.

(v)

Under the exchange agreement entered into with Pharol on September 8, 2014 (Note 26), approved at Pharol’s extraordinary shareholders’ meeting, by the Brazilian Securities and Exchange Commission—CVM, and at the Company’s extraordinary shareholders’ meeting, on March 30, 2015 the Company conducted a share exchange under which Pharol delivered to PTIF Oi shares divided into 474,348,720 OIBR3 shares and 948,697,440 OIBR4 shares (47,434,872 and 94,869,744 after the reverse stock split, respectively); in exchange, the Company delivered Rio Forte securities to PT SGPS, in the total principal amount of R$3,163 million (€897 million).

The treasury share position corresponding to items (i), (ii) and (iii) referred to above, do not take into consideration item (iv) because this refers to a reclassification derived from cross-shareholdings, as follows:

	Common shares (*)	Amount	Preferred shares (*)	Amount
Balance in 2016	148,282	5,208,938	1,812	59,125
Balance in 2017	148,282	5,208,938	1,812	59,125

(*)	Number of shares in thousands

Historical cost in purchase of treasury shares (R$ per share)	2017	2016
Weighted average	13.40	13.40
Minimum	3.79	3.79
Maximum	15.25	15.25

(c)	Capital reserves

Capital reserves consist mainly of the Special Reserve on Merger that is represented by the corporate reorganizations primarily due to the corporate reorganization approved on February 27, 2012. In 2015, the increase in this reserve refers to net assets recorded that are related to the merger of TmarPart. The TmarPart merger was approved on September 1, 2015 and totaled R$1,105,180 (Note 1).

(d)	Dividends and interest on capital

Dividends are calculated pursuant to the Company’s Bylaws and the Brazilian Corporate Law. Preferred dividends or priority dividends are calculated pursuant to the Company’s Bylaws.

Preferred shares are nonvoting, but are assured priority in the payment of the noncumulative minimum dividends equal to the higher of 6% per year of the amount obtained by dividing capital stock by the total number of shares of the Company or 3% per year of the amount obtained by dividing book equity by the total number of shares of the Company.

By decision of the Board of Directors, the Company can pay or credit, as dividends, interest on capital pursuant to Article 9, paragraph 7, of Law 9249/1995. The interest paid or credited will be offset against the annual mandatory minimum dividend amount, pursuant to Article 43 of the Bylaws.

The mandatory minimum dividends, which are calculated pursuant to Article 202 of Law 6404/1976 (Brazilian Corporate Law), were not calculated because the Company reported losses in 2017, 2016 and 2015.

(e)	Share issue costs

This line item includes the share issue costs net of taxes amounting to R$377,429, of which R$194,464 is taxes. These costs are related to the following corporate transactions: (1) capital increase, in accordance with the plan for the business combination between the Company and Pharol and (2) the corporate reorganization of February 27, 2012, and (3) merger of TmarPart with and into Oi. These costs directly attributable to the mentioned events are basically represented by expenses on the preparation of prospectus and reports, third-party professional services, fees and commissions, transfer costs, and registration costs.

(f)	Other comprehensive income

The Company recognizes in this line item other comprehensive income, which includes hedge accounting gains and losses, actuarial gains and losses, foreign exchange differences arising on translating the net investment in foreign subsidiaries, and the tax effects related to these components, which are not recognized in the statement of profit or loss.

(g)	Basic and diluted loss per share

The table below shows the calculations of basic and diluted loss per share

	2017	2016	2015 (restated)
Loss for the year	(4,027,661)	(15,679,742)	(10,794,183)

Loss attributable to owners of the Company	(3,736,518)	(15,502,132)	(10,381,490)
Net loss attributable to non-controlling interests	(291,143)	(177,610)	(412,693)

Loss allocated to common shares – basic and diluted	(2,874,290)	(11,924,904)	(4,473,818)
Loss allocated to preferred shares—basic and diluted	(862,228)	(3,577,228)	(5,907,672)
Weighted average number of outstanding shares
(in thousands of shares)
Common shares – basic and diluted	519,752	519,752	314,518
Preferred stock – basic and diluted	155,915	155,915	415,321
Loss per share attributable to owners of the Company (in Reais):
Common shares—basic and diluted	(5.53)	(22.94)	(14.22)
Preferred stock—basic and diluted	(5.53)	(22.94)	(14.22)
Loss per share from continuing operation attributable to owners of the Company:
Common shares—basic and diluted	(5.53)	(22.94)	(13.04)
Preferred shares—basic and diluted	(5.53)	(22.94)	(13.04)
Loss per share from discontinued operation attributable to owners of the Company:
Common shares—basic and diluted	—	—	(1.13)
Preferred shares—basic and diluted	—	—	(1.13)

In accordance with the JRP the New I Common Shares will dilute the equity interest of pre-petition shareholders, potentially diluting current shareholders equity up to 72.12%.